Equity - Schedule of Warrants Fair Value was Calculated Using the Black-Scholes Option Pricing Model (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Warrants Fair Value was Calculated Using the Black-Scholes Option Pricing Model [Abstract]
Dividend yield (%)	0.00%	0.00%	0.00%
Expected volatility (%)	72.00%	72.00%	72.00%
Risk-free interest rate (%)	4.324%	3.872%	3.97%
Underlying share price ($) (in Dollars per share)	$ 0.8	$ 4.88	$ 19.656
Exercise price ($) (in Dollars per share)	$ 68.38	$ 68.38	$ 68.38
Warrants fair value ($) (in Dollars)	$ 4	$ 192	$ 2,396